Stock-Based Compensation Expense - Schedule Of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected term	5 years 10 months 28 days	5 years 11 months 1 day
Risk-free interest rate	1.70%	0.70%
Share-based compensation arrangement by share-based payment award fair value assumptions, expected volatility rate	50.80%	46.10%
Expected dividend yield	0.00%	0.00%